Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure Of Deposits [Line items]
Deposits	$ 573,927	$ 570,740
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	111,800
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	216,737
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	245,390
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	558,599	557,321
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	15,328	13,419
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	206,090	202,152
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	14,510
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	138,108
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	53,472
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	310,445	311,426
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	88,248
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	78,197
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	144,000
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	18,666	17,011
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	9,042
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	432
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	9,192
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	38,726	40,151
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	38,726
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	76,280	71,122
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	385,250	389,439
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	13,339	13,833
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	68,385	66,399
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	5,461	5,798
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 25,212	$ 24,149